Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	$ 3,025	$ 14,948
Cost	4,162	4,087	$ 16,072
Accumulated amortization and impairment	(1,176)	(1,062)	(1,124)
Addition	1,079	271
Capitalized borrowing costs	11	5
Write-offs	(18)	(15)
Transfers	(12)	(91)
Signature Bonuses Transfers	(1,177)	(11,629)
Amortization	(77)	(60)
Impairment reversal	(1)	1
Translation adjustment	156	(405)
Balance at December 31, 2021	2,986	3,025
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	2,695	14,714
Cost	2,578	2,744	14,803
Accumulated amortization and impairment	(55)	(49)	(89)
Addition	898	106
Capitalized borrowing costs
Write-offs	(12)	(12)
Transfers	(11)	(94)
Signature Bonuses Transfers	(1,177)	(11,629)
Amortization	(4)	(6)
Impairment reversal
Translation adjustment	134	(384)
Balance at December 31, 2021	2,523	2,695
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	308	210
Cost	1,560	1,321	1,245
Accumulated amortization and impairment	(1,121)	(1,013)	(1,035)
Addition	181	165
Capitalized borrowing costs	11	5
Write-offs	(6)	(3)
Transfers	(1)	3
Signature Bonuses Transfers
Amortization	(73)	(54)
Impairment reversal	(1)	1
Translation adjustment	20	(19)
Balance at December 31, 2021	$ 439	$ 308
Estimated useful life in years	5 years	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2021	$ 22	$ 24
Cost	24	22	$ 24
Addition
Capitalized borrowing costs
Write-offs
Transfers
Signature Bonuses Transfers
Amortization
Impairment reversal
Translation adjustment	2	(2)
Balance at December 31, 2021	$ 24	$ 22